SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH [Abstract]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
NOTE 4:-	SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH

As of December 31, 2015 and 2014, the Company's bank deposits are as follows:

December 31, 2015
Amount*)	Maturity date	Annual interest

$498	March 7, 2016	0.70%
600	December 31, 2016	1.04%

$1,098

December 31, 2014
Amount*)	Maturity date	Annual interest

$5,050	Notice 95 days	0.75%
2,000	February 1, 2015	0.65%
600	May 28, 2015	0.4%
52	December 31, 2015

$7,702

*)	Includes restricted cash deposit. See Note 8a.